NET LOSS PER SHARE (Details Textual) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Line Items]
Contingently Shares Issued	1,287,529	1,287,529
Restricted Stock Units Granted [Member]
Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		482,250
Restricted Stock Units Forfeitures [Member]
Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		31,250